Income Taxes (Income Taxes Paid Net of Refunds) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Line Items]
National statutory income tax	¥ 105,850
Local income tax	23,914
Foreign tax	300,145
Income taxes, net of refunds (Note 8)	429,909	¥ 328,966	¥ 519,958
Indonesia
Income Taxes [Line Items]
Foreign tax	32,112
Thailand
Income Taxes [Line Items]
Foreign tax	39,266
United Kingdom of Great Britain and Northern Ireland
Income Taxes [Line Items]
Foreign tax	31,074
United States of America
Income Taxes [Line Items]
Foreign tax	¥ 69,563